Transactions with Related Parties, Castor Ships (Details)	6 Months Ended		8 Months Ended	12 Months Ended	22 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 31, 2020 $ / shares	Jun. 30, 2023 USD ($) $ / d	Jun. 30, 2022 USD ($) $ / d	Apr. 18, 2023 Vessel	Dec. 31, 2022 USD ($)
Transactions with Related Parties [Abstract]
Due from related party - non-current	$ 3,044,495			$ 3,044,495			$ 3,514,098
Due from related party, current	5,458,734			5,458,734			2,437,354
Castor Ships [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission	0	$ 235,500
Castor Ships [Member] | Vessels, Net [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission	126,000	0
Castor Ships [Member] | Due from Related Parties, Current [Member]
Transactions with Related Parties [Abstract]
Working capital guarantee deposits	201,915			201,915			0
Castor Ships [Member] | Gain on Sale of Vessel [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission	126,000	$ 0
Sale price	$ 12,600,000			12,600,000
Castor Ships [Member] | Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee					$ 300,000
Daily fee for services | $ / d					250
Commission rate on charter agreements					1.25%
Commission rate on each vessel sale and purchase transaction					1.00%
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee				$ 750,000
Commission rate on charter agreements				1.25%
Commission rate on each vessel sale and purchase transaction				1.00%
Recovery fee multiplier				2
Term of agreement	8 years
Renewal term of agreement	8 years
Termination fee multiplier	7
Funding period for advance to cover vessel daily operating costs	1 month
Number of vessels sold | Vessel						2
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Containership and Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				925
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				975
Castor Ships [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				325
Pavimar [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / shares			500
Pavimar [Member] | Amended Castor Ship Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				600
Related Party [Member]
Transactions with Related Parties [Abstract]
Due to related party, current	$ 3,369,200			$ 3,369,200			2,664,976
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	3,044,495			3,044,495			3,514,098
Due from related party, current	2,061,932			2,061,932			0
Due to related party, current	0			0			227,622
Related Party [Member] | Castor Ships [Member] | Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due to related party, current							227,408
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due from related party, current	469,603			469,603
Due to related party, current	228,307			228,307
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	3,044,495			3,044,495			3,514,098
Related Party [Member] | Castor Ships [Member] | Operating Expenses Payments [Member]
Transactions with Related Parties [Abstract]
Due from related party, current	1,618,721			1,618,721
Due to related party, current							214
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Due from related party, current	$ 3,369,200			$ 3,369,200			$ 2,664,976